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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6369

                   Van Kampen Florida Quality Municipal Trust
               --------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
              -----------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
              -----------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05
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Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                           COUPON       MATURITY              VALUE
          MUNICIPAL BONDS     144.3%
          FLORIDA     140.7%
 $  1,000 Bay Cnty, FL Wtr Sys Rev Rfdg (AMBAC Insd)            5.000%       09/01/29            $ 1,063,090
    1,000 Broward Cnty, FL Hsg Fin Auth Multi-Family
          Hsg Rev Pembroke Pk Apts Proj (AMT)                   5.650        10/01/28              1,020,690
    1,000 Broward Cnty, FL Sch Brd Ctf Ser A (FSA Insd)         5.000        07/01/22              1,052,680
    1,500 Broward Cnty, FL Sch Brd Ctf Ser A (FSA Insd)         5.000        07/01/29              1,583,415
    2,325 Broward Cnty, FL Wtr & Swr Util Rev Ser A             5.000        10/01/26              2,472,614
      750 Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)        5.750        01/01/32                760,027
    2,750 Coral Gables, FL Hlth Fac Auth Hosp Rev Baptist
          Hlth South FL (FSA Insd)                              5.000        08/15/29              2,887,665
      750 Dade Cnty, FL Ed Fac Auth Rev Exchanged From
          Univ of Miami Ser B (MBIA Insd)                       5.750        04/01/20                778,680
      500 Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)           5.250        10/01/26                523,725
    2,640 Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA
          Insd)                                                 5.250        11/15/16              2,902,020
    1,125 Deltona, FL Util Sys Rev (MBIA Insd)                  5.250        10/01/22              1,235,295
       60 Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)      5.950        07/01/20                 60,541
      490 Florida Hsg Fin Agy Homeownership Mtg (AMT)           8.595        11/01/18                496,757
    1,000 Florida Hsg Fin Agy Hsg Willow Lake Apts Ser
          J-1 (AMT) (AMBAC Insd)                                5.350        07/01/27              1,025,680
      390 Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4
          (AMT) (FSA Insd)                                      6.250        07/01/22                398,931
    1,000 Florida Hsg Fin Corp Rev Hsg Wentworth II Apts
           Ser A (AMT) (AMBAC Insd)                             5.375        11/01/29              1,031,580
      960 Florida Muni Ln Council Rev Ser A (MBIA Insd)         5.250        11/01/17              1,054,627


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
    4,035 Florida Muni Ln Council Rev Ser A (MBIA Insd)         5.000        02/01/35              4,235,822
    1,080 Florida Muni Ln Council Rev Ser B (MBIA Insd) (a)     5.750        11/01/13              1,207,256
    1,500 Florida Muni Ln Council Rev Ser B (Prerefunded @
          11/01/09) (MBIA Insd)                                 5.750        11/01/29              1,665,015
    5,125 Florida Ports Fin Comm Rev St Trans Tr Fd
          Intermodal Pgm (AMT) (FGIC Insd)                      5.500        10/01/29              5,482,264
    9,775 Florida St Brd of Ed Cap Outlay Pub Ed Ser D Rfdg     5.750        06/01/22             10,805,383
    3,500 Florida St Brd of Ed Lottery Rev Ser A (FGIC Insd)    5.500        07/01/17              3,852,555
    2,500 Florida St Brd of Ed Pub Ed Ser A                     5.000        06/01/32              2,621,550
      410 Florida St Brd of Regt Hsg Rev (MBIA Insd)            5.750        07/01/14                456,199
    2,735 Florida St Brd of Regt Hsg Rev Univ FL (FGIC Insd)    5.500        07/01/28              2,980,001
    2,360 Florida St Correctional Privatization Commn Ctf
          Partn (MBIA Insd) (a)                                 5.375        08/01/15              2,597,440
    1,500 Florida St Dept of Trans                              5.000        07/01/32              1,573,410
    3,500 Florida St Dept Trans Right of Way Ser A              5.250        07/01/21              3,856,965
    1,500 Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Envrnmtl Preservtn 2000-A (AMBAC Insd)                5.000        07/01/11              1,568,460
    2,000 Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Envrnmtl Protn Preservtn 2000-A (FGIC Insd)           5.250        07/01/12              2,158,760
    1,000 Florida St Muni Pwr Agy Rev Stanton Proj Rfdg
          (FSA Insd)                                            5.500        10/01/14              1,114,230
    1,475 Florida St Tpk Auth Tpk Rev Dept of Trans Ser B       5.000        07/01/30              1,526,477
    1,635 Fort Myers, FL Util Rev Ser A Rfdg (FGIC Insd)        5.500        10/01/24              1,772,978
    1,000 Gulf Breeze, FL Rev Loc Govt (FGIC Insd)              5.800        12/01/20              1,118,030
    1,000 Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D                              5.375        11/15/35              1,049,000
    1,500 Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist/Sunbelt Ser A                               6.000        11/15/31              1,632,165
    1,000 Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
          Tampa Gen Hosp Proj Ser B                             5.250        10/01/34              1,036,420
      690 Hollywood, FL Cmnty Redev Agy Beach Cra               5.625        03/01/24                732,642
    2,000 Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA Insd)    5.000        10/01/21              2,135,840
      750 Jacksonville, FL Econ  Dev Commn Indl Dev Rev
          Metro Pkg Solutions Proj (AMT) (ACA Insd)             5.500        10/01/30                790,882


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
    1,085 Jacksonville, FL Excise Tax Rev Ser B (AMBAC Insd)    5.375        10/01/20              1,190,625
    2,000 Jacksonville, FL Sales Tax Rev Better Jacksonville
          (MBIA Insd)                                           5.250        10/01/20              2,201,980
    2,000 Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)           5.000        10/01/20              2,141,460
    1,000 Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)           5.000        10/01/21              1,067,920
    2,250 Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)           5.375        10/01/30              2,323,395
    1,000 Lake Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)    5.000        06/01/30              1,051,930
    1,000 Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys      5.500        11/15/32              1,054,000
    1,685 Lee Cnty, FL Arpt Rev Ser B (FSA Insd)                5.750        10/01/33              1,868,496
      500 Leesburg, FL Hosp Rev Leesburg Regl Med Ctr Proj      5.500        07/01/32                519,640
    1,600 Leesburg, FL Utils Rev (FGIC Insd)                    5.000        10/01/34              1,687,168
    1,190 Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA
          Insd)                                                 5.125        10/01/19              1,293,720
    1,760 Miami Beach, FL (MBIA Insd)                           5.000        09/01/19              1,887,846
    1,200 Miami Beach, FL Stormwtr Rev (FGIC Insd)              5.750        09/01/14              1,338,324
    1,500 Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          (AMT) (FGIC Insd)                                     5.375        10/01/32              1,587,045
    1,000 Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Ser B (FGIC Insd)                                     5.500        10/01/16              1,099,440
    2,000 Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Ser B (FGIC Insd)                                     5.750        10/01/29              2,217,800
    1,000 Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)   5.000        10/01/33              1,030,610
    2,000 Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A (AMBAC
          Insd)                                                 5.750        04/01/29              2,209,300
    1,250 Miami-Dade Cnty, FL Sch Brd Ctf Partn Rfdg (FGIC
          Insd)                                                 5.250        10/01/20              1,345,312
    2,000 North Broward, FL Hosp Dist Rev Impt                  6.000        01/15/31              2,146,920
    1,000 Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl
          Hlthcare Sys Ser E                                    6.000        10/01/26              1,061,770
    1,000 Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg
          Hands Inc Proj Ser A (Acquired 06/19/95, Cost
          $1,000,000) (b)                                       7.000        10/01/25              1,066,270
    2,000 Osceola Cnty, FL Trans Rev Osceola Pkwy Proj
          Impt & Rfdg (MBIA Insd)                               5.000        04/01/21              2,138,420

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
    1,000 Palm Beach Cnty, FL Sch Brd Ctf Ser A
          (Prerefunded @ 08/01/10) (FGIC Insd)                  5.875        08/01/21              1,128,480
    1,500 Palm Beach Cnty, FL Sch Brd Ser D (FSA Insd)          5.250        08/01/18              1,637,970
    1,000 Palm Coast, FL Util Sys Rev (MBIA Insd)               5.250        10/01/20              1,100,990
    2,000 Pasco Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)   5.000        08/01/30              2,105,380
    1,890 Pembroke Pines, FL Charter Sch Ser A (MBIA Insd) (a)  5.375        07/01/16              2,082,213
    1,500 Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)   6.000        10/01/12              1,633,950
    1,565 Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA Insd)   6.125        10/01/18              1,714,536
    1,450 Port Saint Lucie, FL Util Rev (MBIA Insd)             5.000        09/01/22              1,543,134
    1,000 Port Saint Lucie, FL Util Rev Ser A Impt & Rfdg
          (MBIA Insd)                                           5.125        09/01/27              1,027,950
    2,265 Reedy Creek Impt Dist FL Ser A (MBIA Insd)            5.000        06/01/23              2,406,427
    1,000 Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)     5.000        07/01/21              1,056,450
    1,000 Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA Insd)     5.000        07/01/23              1,049,670
    1,000 Seminole Cnty, FL Sales Tax Rev (FGIC Insd)           5.000        10/01/31              1,042,440
      500 South Lake Cnty Hosp Dist FL South Lake Hosp Inc      6.375        10/01/28                541,260
    1,500 South Miami, FL Hlth Fac Auth Hosp Rev Baptist
          Hlth (AMBAC Insd)                                     5.250        11/15/33              1,597,020
      500 Tallahassee, FL Hlth Fac Rev Tallahassee Mem
          Hlthcare Proj                                         6.375        12/01/30                536,320
    1,800 Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser A       5.750        07/01/29              1,883,232
    2,190 Tampa, FL Sales Tax Rev Ser A (AMBAC Insd)            5.375        10/01/16              2,420,235
    2,390 University Cent FL Assn Inc FL Ctf Partn Ser A
          (FGIC Insd) (a)                                       5.125        10/01/22              2,578,428
    2,000 University Cent FL Assn Inc FL Ctf Partn Ser A
          (FGIC Insd)                                           5.000        10/01/35              2,101,620
    1,500 Village Ctr Cmnty Dev Dist FL Recreational Rev
          Ser A (MBIA Insd)                                     5.125        11/01/36              1,600,110
    1,000 Village Ctr Cmnty Dev Dist FL Ser A (MBIA Insd)       5.200        11/01/25              1,074,960
    1,000 Village Ctr Cmnty Dev Dist FL Util Rev (MBIA Insd)    5.250        10/01/23              1,085,930


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
    1,000 Volusia Cnty, FL Ed Fac Auth Rev Ed Fac
          Embry Riddle Aero Ser A                               5.750        10/15/29              1,043,960
    1,500 West Orange Hlthcare Dist FL Ser A                    5.800        02/01/31              1,589,940
    1,270 West Palm Beach, FL (Prerefunded @ 03/01/08) (a)      5.250        03/01/16              1,344,384
                                                                                               -------------
                                                                                                 152,774,141
                                                                                               -------------

          PUERTO RICO    2.0%
    2,000 Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
          Ser W Rfdg                                            5.500        07/01/15              2,233,220
                                                                                               -------------

          U. S. VIRGIN ISLANDS    1.6%
    1,500 Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A                                           6.375        10/01/19              1,700,010
                                                                                               -------------

TOTAL LONG-TERM INVESTMENTS    144.3%
   (Cost $146,378,622)                                                                           156,707,371

SHORT-TERM INVESTMENT    0.2%
   (Cost $200,000)                                                                                   200,000
                                                                                               -------------

TOTAL INVESTMENTS    144.5%
   (Cost $146,578,622)                                                                           156,907,371

OTHER ASSETS IN EXCESS OF LIABILITIES    1.6%                                                      1,707,847

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (46.1%)                                    (50,057,947)
                                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                               $ 108,557,271
                                                                                               =============


        Percentages are calculated as a percentage of net assets applicable to common shares.
(a)     The Trust owns 100% of the bond issuance.
(b) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. The restricted security comprises
        1.0% of net assets applicable to common shares.

ACA   - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT   - Alternative Minimum Tax
FGIC  - Financial Guaranty Insurance Co.
FSA   - Financial Security Assurance Inc.
MBIA  - Municipal Bond Investors Assurance Corp.

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Florida Quality Municipal Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005